GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800

Steven M. Felsenstein, Esq.
Direct Dial: (215) 988-7837

Direct Fax: (215) 717-5248

E-mail: felsenssteins@gtlaw.com

                               October 15, 2009

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:     Dreman Contrarian Funds

SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated October 14, 2009 for Dreman Contrarian Funds that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Dreman Contrarian Funds, which was filed electronically with the U. S. Securities and Exchange Commission on October 14, 2009.

Very truly yours,

/s/ Steven M. Felsenstein

Steven M. Felsenstein

cc:     S. Deanna Larkin, Esq.

PHI 316404915v3